Commitments, Guarantees, Pledged Assets, Provisions and Contingent Liabilities - Summary of Pledged Assets collateral and Activities (Detail) - CAD ($) $ in Millions		Oct. 31, 2023	Oct. 31, 2022
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral		$ 364,394	$ 316,130
Bank assets [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral		219,570	181,067
Bank assets [member] | Cash and due from banks [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral		125	87
Bank assets [member] | Securities [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral	[1]	114,407	95,194
Bank assets [member] | Loans [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral		94,442	71,795
Bank assets [member] | Other assets [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral		10,596	13,991
Third-party Assets [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Collateral received and available for sale or re-pledging	[2]	191,148	177,300
Less: Collateral not sold or re-pledged	[2]	(46,324)	(42,237)
Pledged assets and collateral	[2]	144,824	135,063
Clearing systems, payment systems and depositories [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral		18,096	19,082
Foreign governments and central banks [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral		89	87
Obligations related to securities sold short [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral		43,781	40,979
Obligations related to securities sold under repurchase agreements [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral		92,549	90,490
Securities borrowing and lending [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral	[3]	87,136	69,525
Derivative transactions [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral		14,983	16,341
Securitization [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral		27,058	27,499
Covered bonds [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral		29,802	33,175
Others [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral		$ 50,900	$ 18,952

[1]	Includes NHA MBS of $0 million, which are included in loans in our Consolidated Balance Sheet ($5,277 million as at October 31, 2022).
[2]	Includes on-balance sheet securities borrowed or purchased under resale agreements and off-balance sheet collateral received.
[3]	Includes off-balance sheet securities borrowing and lending.